CONVERTIBLE NOTES	12 Months Ended
Mar. 31, 2022
CONVERTIBLE NOTES
CONVERTIBLE NOTES

NOTE 12 — CONVERTIBLE NOTES

In July 2020, YS Biopharma raised RMB127.0 million (US$20 million) by way of issuance of convertible notes (the “Convertible Notes”) to (i) Adjuvant Global Health Technology Fund, L.P., and Adjuvant Global Health Technology Fund DE, L.P., both of which are affiliates of Adjuvant Capital L.P. (collectively, “Adjuvant”) and (ii) OrbiMed New Horizons Master Fund, L.P. (the “ONH”), OrbiMed Genesis Master Fund, L.P. (the “Genesis”) and the Biotech Growth Trust PLC (the “BIOG”), all of which are affiliates of OrbiMed Advisors LLC. As part of the Reorganization as described in Note 1 and based on arm’s length negotiation between the holders of the Convertible Notes and YS Group, all the Convertible Notes were assigned to YS Group in January 2021.

In January 2021, the principal amount of Convertible Notes together with the accrued interest of US$ 20,389,315 were converted into 18,393,610 Series B Preferred Shares at US$1.1085 per share, and the Convertible Note holders also exercised their call option rights under the Convertible Notes and subscribed for 9,660,324 Series B Preferred shares at US$2.0703 per share.